Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Scheduled Maturities of Other Time Deposits	At December 31, 2013, the scheduled maturities of other time deposits were as follows:

Years Ending December 31,
2014	182,545
2015	66,473
2016	97,153
2017	19,980
2018 and thereafter	15,845

$381,996

Interest Expense on Deposits

Interest expense on deposits for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 is summarized as follows:

	2013	2012	2011
Interest bearing checking accounts	$1,243	1,180	1,435
Money market accounts	73	58	108
Savings	79	71	114
Other time deposits	5,719	9,262	12,550

	$7,114	$10,571	14,207